Fair Value Measurements - Schedule of Company's Assets that are Measured at Fair Value (Details) - HCM II Acquisition Corp - USD ($)		9 Months Ended
	Aug. 19, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Schedule of Company's Assets that are Measured at Fair Value [Line Items]
Money market mutual fund held in Trust Account		$ 242,642,972		$ 235,193,585
Fair value of Public Warrants for Class A ordinary shares subject to redemption allocation		893,425	$ 0
Fair Value, Inputs, Level 1 [Member]
Schedule of Company's Assets that are Measured at Fair Value [Line Items]
Money market mutual fund held in Trust Account		$ 242,642,972		$ 235,193,585
Class AOrdinary Shares Subject To Redemption Member | Fair Value, Inputs, Level 3 [Member]
Schedule of Company's Assets that are Measured at Fair Value [Line Items]
Fair value of Public Warrants for Class A ordinary shares subject to redemption allocation	$ 529,000